INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 32,174	$ 32,174
Acquisitions	8,970
Balance as of December 31	$ 41,144	$ 32,174